As filed with the U.S. Securities and Exchange Commission on March 20, 2013

File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

 UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 65	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 67	☒

AdvisorShares Trust

(Exact Name of Registrant as Specified in Charter)

2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814

(Address of Principal Executive Offices, Zip Code)

(877) 843-3831

(Registrant’s Telephone Number, including Area Code)

Noah Hamman

AdvisorShares Investments, LLC

2 Bethesda Metro Center

Suite 1330

Bethesda, Maryland  20814

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On April 19, 2013 pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A for AdvisorShares Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until April 19, 2013, the effectiveness of Post-Effective Amendment No. 56 (“PEA No. 56”), which was filed with the Commission via EDGAR Accession No. 0001144204-12-066921 on December 7, 2012, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 56 by means of this filing, Parts A, B and C of PEA No. 56 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Institutional Cash Strategy ETF is incorporated herein by reference to Part A of PEA No. 56.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Institutional Cash Strategy ETF is incorporated herein by reference to Part B of PEA No. 56.

PART C – OTHER INFORMATION

The Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 56.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 65 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 20th day of March, 2013.

AdvisorShares Trust

/s/Noah Hamman
Noah Hamman
Chairman of the Board of Trustees,
Chief Executive Officer, Principal
Financial Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 65 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/Noah Hamman	Chairman of the Board of Trustees, Chief Executive	March 20, 2013
Noah Hamman	Officer, Principal Financial Officer and President

*	Trustee	March 20, 2013
Elizabeth Piper/Bach

*	Trustee	March 20, 2013
William G. McVay

*	Secretary, Chief Compliance	March 20, 2013
Dan Ahrens	Officer and Treasurer

/s/Noah Hamman
* Noah Hamman, Power of Attorney